Rule 497(e)

Registration Nos. 333-178767 and 811-22652

First Trust Variable Insurance Trust

(the “Trust”)

FIRST TRUST GROWTH STRENGTH™ PORTFOLIO

(the “Fund”)

Supplement to the Fund’s Prospectus and

Statement of additional information

May 18, 2026

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.
3.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Risks of Investing in the Fund – Principal Risks” is hereby deleted in its entirety.
4.	Notwithstanding anything to the contrary in the Fund’s statement of additional information, effective as of the date set forth above, the final sentence of the first paragraph set forth in the section entitled “General Information and History” is hereby deleted in its entirety and replaced with the following:

This SAI relates to the Fund, which is a diversified series.

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PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS and
statement of additional information FOR FUTURE REFERENCE